Executive Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation expense | $	$ 32,000,000	$ 34,000,000	$ 42,000,000
Commitment payments in cash | $	$ 0	$ 0
CEMEX Latam Holdings, S.A [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years
Share-based compensation shares issued	393,855	258,511	172,981
Share-based compensation shares expected to be issued	1,584,822
Weighted average price per granted shares | $ / shares	$ 1.31	$ 2.14	$ 3.90
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Own shares repurchased	4,961,130	871,189
CPO [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years		4 years	3 years
Share-based compensation annual grant percentage	(25.00%)	(25.00%)
Share-based compensation shares issued	27,400,000	49,300,000	53,200,000
Share-based compensation shares issued	21,200,000
Share-based compensation shares expected to be issued	157,000,000
Weighted average price per granted shares | $ / shares	$ 0.6263	$ 0.7067	$ 0.7563
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage			0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage			200.00%